UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 93.8%
Education - 35.8%
$6,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)(b)	$5,953,560
	Massachusetts State DFA Revenue:
1,105,000	Assumption College, Radian, 5.750% due 3/1/20	926,852
	Belmont Hill School:
1,350,000	5.000% due 9/1/23	1,252,476
1,420,000	5.000% due 9/1/24	1,296,460
1,170,000	5.000% due 9/1/26	1,048,870
3,470,000	Boston College, 5.000% due 7/1/38	3,345,670
	Boston University, AMBAC:
1,000,000	5.000% due 10/1/35	914,430
4,000,000	5.000% due 10/1/39	3,609,120
1,000,000	Curry College, ACA, 6.000% due 3/1/31	756,220
5,250,000	Mount Holyoke College, 5.000% due 7/1/36	5,112,293
1,070,000	Williston Northampton School Project, XLCA, 5.000% due 10/1/25	1,052,206
	Massachusetts State Educational Financing Authority Revenue, Issue E, AMBAC:
1,445,000	5.000% due 1/1/13 (a)	1,418,874
1,985,000	5.300% due 1/1/16 (a)	1,917,986
	Massachusetts State HEFA Revenue:
2,500,000	Berklee College of Music, 5.000% due 10/1/32	2,277,700
6,000,000	Northeastern University, 5.000% due 10/1/33	5,548,920
5,000,000	University of Massachusetts Building Authority Project Revenue, FSA, 5.000% due 5/1/38	4,909,300

	Total Education	41,340,937

Electric - 4.9%
1,000,000	Massachusetts State DFA Revenue, Devens Electric Systems, 6.000% due 12/1/30	921,990
5,000,000	Puerto Rico Electric Power Authority Revenue, 5.375% due 7/1/23	4,740,800

	Total Electric	5,662,790

Hospitals - 13.2%
	Massachusetts State DFA Revenue:
1,300,000	First Mortgage, Edgecombe Project, 6.750% due 7/1/26	1,097,486
1,000,000	Massachusetts Biomedical Research Corp., 6.250% due 8/1/20	1,038,670
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	744,510
1,000,000	Neville Community, GNMA-Collateralized, 6.000% due 6/20/44	1,033,690
	Massachusetts State HEFA Revenue:
	Berkshire Health Systems:
1,000,000	6.250% due 10/1/31	859,100
750,000	Radian, 5.700% due 10/1/25	629,318
350,000	CARS Medical Center of Central Massachusetts, AMBAC, 11.350% due 6/23/22 (c)	348,866
1,000,000	Milford Regional Medical Center, 5.000% due 7/15/27	671,160
	Refunding:
	Healthcare Systems, Covenant Health:
795,000	6.500% due 7/1/17	826,935
590,000	6.000% due 7/1/31	535,555
	Partners Healthcare Systems:
1,250,000	5.000% due 7/1/18	1,297,312
250,000	5.000% due 7/1/19	256,140
400,000	5.000% due 7/1/20	405,960
1,500,000	University of Massachusetts, Memorial Health Care Inc., 6.625% due 7/1/32	1,345,635

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Hospitals - 13.2% (continued)
	Massachusetts State, HEFA Revenue:
$2,000,000	Boston Medical Center Project, 5.250% due 7/1/38	$1,493,580
2,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	1,988,380
1,000,000	UMass Memorial Health Care Inc., 5.000% due 7/1/33	715,240

	Total Hospitals	15,287,537

Housing - 6.6%
	Framingham, MA, Housing Authority Mortgage Revenue, Beaver Terrace Apartments, GNMA-Collateralized:
400,000	6.200% due 2/20/21	416,032
1,200,000	6.350% due 2/20/32	1,252,812
2,000,000	Massachusetts State HFA Housing Revenue, Single-Family Housing, 4.850% due 12/1/35 (a)(d)	1,645,020
	Massachusetts State Housing Finance Agency:
980,000	Housing, 4.500% due 6/1/38	821,975
	Housing Revenue:
2,000,000	Single-Family, 4.850% due 12/1/22 (a)	1,901,580
1,985,000	Single-Family Housing, FSA, 4.875% due 12/1/38 (a)(d)	1,634,707

	Total Housing	7,672,126

Industrial Development - 1.6%
860,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	666,105
	Massachusetts State:
1,100,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	1,124,794
80,000	Water Pollution Abatement Trust, Unrefunded Balance, 6.375% due 2/1/15	79,823

	Total Industrial Development	1,870,722

Leasing - 1.6%
1,000,000	Massachusetts State DFA Revenue, Applewild School Issue, Radian, 5.750% due 8/1/29	797,390
1,000,000	Virgin Islands PFA Revenue, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,002,030

	Total Leasing	1,799,420

Local General Obligation - 2.3%
1,000,000	Quaboag, MA, Regional School District, GO, State Qualified, FSA, State Aid Withholding, 5.500% due 6/1/20	1,025,610
1,500,000	Westwood, MA, GO, MBIA, 5.375% due 6/1/17	1,627,740

	Total Local General Obligation	2,653,350

Other Revenue - 0.5%
665,000	University of Virgin Islands, Refunding & Improvement, ACA, 6.000% due 12/1/19	550,520

Pre-Refunded/Escrowed to Maturity - 14.0%
2,750,000	Massachusetts State, Project, MBIA, 5.250% due 10/1/20 (e)	2,911,232
	Massachusetts State DFA Revenue:
1,000,000	Briarwood, 8.250% due 12/1/30 (e)	1,126,810
1,000,000	VOA Concord, GNMA-Collateralized, 6.900% due 10/20/41 (e)	1,191,050
1,000,000	Western New England College, AMBAC, 5.250% due 7/1/20 (e)	1,076,640
	Massachusetts State HEFA Revenue:
1,000,000	Milford-Whitinsville Hospital, 6.350% due 7/15/32 (e)	1,152,280
	Refunding, Healthcare Systems Covenant Health:
205,000	6.500% due 7/1/17 (e)	234,961
160,000	6.000% due 7/1/31 (e)	181,181

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 14.0% (continued)
$2,500,000	University of Massachusetts, Project, MBIA, 5.250% due 10/1/31 (e)	$2,779,850
1,445,000	Winchester Hospital, 6.750% due 7/1/30 (e)	1,541,945
1,395,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (f)	1,772,947
1,000,000	Massachusetts State Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/22 (e)	1,095,660
1,000,000	Northern Mariana Islands Commonwealth GO, 7.375% due 6/1/30 (e)	1,078,190

	Total Pre-Refunded/Escrowed to Maturity	16,142,746

Special Tax - 2.4%
1,000,000	Boston, MA, Convention Center Act, Special Obligation, AMBAC, 5.000% due 5/1/25	994,450
2,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57	1,717,500

	Total Special Tax	2,711,950

State General Obligation - 4.5%
4,500,000	Massachusetts State, GO, 5.000% due 11/1/16	5,164,605

Transportation - 5.1%
2,000,000	Massachusetts State Port Authority Revenue, AMBAC, 5.000% due 7/1/25	2,055,500
5,050,000	Massachusetts State Turnpike Authority, Metropolitan Highway Systems Revenue, AMBAC, 5.000% due 1/1/39	3,842,798

	Total Transportation	5,898,298

Water & Sewer - 1.3%
1,000,000	Boston, MA, Water & Sewer Commission Revenue, Senior, 5.000% due 11/1/24	1,036,800
485,000	Massachusetts State, Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	494,326

	Total Water & Sewer	1,531,126

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,074,204)	108,286,127

SHORT-TERM INVESTMENTS - 4.7%
Education - 1.0%
	Massachusetts State DFA Revenue:
200,000	Boston University, LOC-Bank of America N.A., 0.450%, 3/2/09 (g)	200,000
300,000	College of the Holy Cross, LOC-Bank of America N.A., 0.450%, 3/2/09 (g)	300,000
	Massachusetts State HEFA Revenue:
100,000	Bentley College, LOC-Bank of America, 0.530%, 3/4/09 (g)	100,000
600,000	Northeastern University, LOC-Bank of America N.A., 0.450%, 3/2/09 (g)	600,000

	Total Education	1,200,000

General Obligation - 2.5%
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local:
1,400,000	0.600%, 3/2/09 (g)	1,400,000
300,000	0.600%, 3/2/09 (g)	300,000
	Massachusetts State, GO:
400,000	Central Artery, SPA-Landesbank Baden-Wuerttemburg, 0.470%, 3/2/09 (g)	400,000
200,000	Consolidated Loan, SPA-Bank of America, 0.500%, 3/2/09 (g)	200,000
100,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.500%, 3/5/09 (g)	100,000
	Puerto Rico Commonwealth, GO:
300,000	FSA, SPA-Dexia Bank, 3.380%, 3/5/09 (g)	300,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
General Obligation - 2.5% (continued)
$200,000	Public Improvement, FSA, SPA-Dexia Credit Local, 3.380%, 3/5/09 (g)	$200,000

	Total General Obligation	2,900,000

Hospital - 1.0%
1,100,000	Massachusetts State HEFA Revenue, Partners Healthcare Systems, 0.400%, 3/2/09 (g)	1,100,000

Miscellaneous - 0.2%
200,000	Massachusetts State HEFA, Refunding Partners Healthcare System, 0.400%, 3/2/09 (g)	200,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,400,000)	5,400,000

	TOTAL INVESTMENTS - 98.5% (Cost - $118,474,204#)	113,686,127
	Other Assets in Excess of Liabilities - 1.5%	1,759,899

	TOTAL NET ASSETS - 100.0%	$115,446,026

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CARS	— Complimentary Auction Rate Securities
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IFA	— Industrial Finance Agency
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

Ratings Table*

S&P/Moody’s/Fitch**

AAA/Aaa	21.1%
AA/ Aa	30.1
A	26.3
BBB/Baa	16.0
A-1/VMIG1	4.5
NR	2.0
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$113,686,127	—	$113,686,127	—
Other Financial Instruments*	457,046	$457,046	—	—

Total	$114,143,173	$457,046	$113,686,127	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Notes to Schedule of Investments (unaudited) (continued)

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short-term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two tranches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two tranches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO tranch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market. The inverse floater held by the Fund at February 28, 2009 was acquired in the secondary market.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,146,655
Gross unrealized depreciation	(6,934,732)

Net unrealized depreciation	$(4,788,077)

At February 28, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	115	6/09	$14,641,577	$14,184,531	$457,046

3. Recent Accounting Pronouncement

Effective December 1, 2008, the Fund adopted Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how and why a fund uses derivatives, how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	April 27, 2009